Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings | ¥	¥ 10,315,445		¥ 2,989,862
Unsecured Three Year Syndicated Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 8,417,000	$ 1,290
Notional amount | $		$ 1,500
Borrowings, adjustment to interest rate basis	1.25%	1.25%
Borrowings interest rate basis	LIBOR rate plus 1.25%
Unsecured Bank Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 10,279,835	$ 50	¥ 2,977,440
Borrowings, adjustment to interest rate basis	2.05%	2.05%
Borrowings interest rate basis	LIBOR rate plus 2.05%